MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2021
Mineral Industries Disclosures [Abstract]
Schedule of mineral properties acquired [Table Text Block]
	December 31, 2021	December 31, 2020	December 31, 2019

Acquisition costs	$1,607,729	$1,607,729	$1,607,729
Asset retirement obligation (Note 7)	8,133	8,133	8,133
Option payments received	(881,440)	(881,440)	(881,440)
Total	$734,422	$734,422	$734,422